Insurance-related accounts - Summary of Changes in Deferred Insurance Acquisition Costs (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Beginning Balance		¥ 683,836	¥ 631,231
Current portion, beginning balance	[1]	7,310	7,245
Non-current portion, beginning balance		676,526	623,986
New deferred insurance acquisition costs		110,108	109,320
Amortization amount for current period		(84,523)	(69,237)
Shadow accounting adjustments		20,604	4,505
Currency exchange rate fluctuations		7,988	8,017
Ending Balance		738,013	683,836
Current portion, ending balance	[1]	7,149	7,310
Non-current portion, ending balance		¥ 730,864	¥ 676,526

[1]	The current portion of deferred insurance acquisition costs is included in other current assets in the consolidated statements of financial position.